Organization, Nature and Continuance of Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Note 1. Organization, Nature and Continuance of Operations

RenovaCare, Inc., together with its wholly owned subsidiary (the "Company"), focuses on the acquisition, research, development and, if warranted, commercialization of autologous (using a patient's own cells) cellular therapies that can be used for medical and aesthetic applications.

On July 12, 2013, the Company, through its wholly owned subsidiary, RenovaCare Sciences Corp., completed the acquisition of its flagship technologies (collectively, the “CellMistTM System”) along with associated United States patent applications and two foreign patent applications, the first of which was filed on August 23, 2007 (DE 10 2007 040 252.1) and the second of which was filed on April 27, 2011 (DE 10 2011 100 450.9), both of which have been granted. One of the US patent applications was granted on November 29, 2016 (Patent No. US 9,505,000) and the other patent application was granted on April 4, 2017 (Patent No. US 9,610,430). In the case of U.S. patents, a typical utility patent term is 20 years from the date on which the application for the patent was filed in the United States or, if the application contains a specific reference to an earlier filed application or applications, from the date on which the earliest such application was filed. Patents filed outside of the U.S. have a patent term typically running 20 years from the date of first filing, but which are determined by the law of the country in which they issue. Patent term may be affected by events such as maintenance (or annuity) fee payment, terminal or statutory disclaimer, post-grant proceedings, patent term adjustment, and/or patent term extension.

The CellMistTM System is comprised of (a) a treatment methodology for cell isolation for the regeneration of human skin cells (the “CellMistTM Solution”) and (b) a solution sprayer device (the “SkinGunTM”) for delivering the cells to the treatment area. The Company has filed additional patent applications related to the CellMistTM Solution and SkinGunTM technologies.

The Company has recently incurred net operating losses and operating cash flow deficits. As of March 31, 2017, the Company’s accumulated deficit is $11,623,408. The Company does not currently generate revenues and will continue to incur losses from operations and operating cash flow deficits in the future. Management believes that the Company's cash and cash equivalent balances will be sufficient to meet the Company's cash requirements through July 2017. The Company's activities are subject to significant risks and uncertainties due to the stage of the development of the Company's cellular therapies. The future of the Company after July 2017 will depend on its ability to successfully raise capital from external sources to fund operations. If the Company is unable to obtain adequate funds, or if such funds are not available to it on acceptable terms, the Company's ability to continue its business to develop its cellular therapies will be significantly impaired and it may cause the Company to curtail operations.

The matters described above raise substantial doubt about the Company's ability to continue as a going concern within one year after the date these consolidated financial statements were issued. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.

RenovaCare, Inc., together with its wholly owned subsidiary (the "Company"), focuses on the acquisition, research, development and, if warranted, commercialization of autologous (using a patient's own cells) cellular therapies that can be used for medical and aesthetic applications.

On July 12, 2013, the Company, through its wholly owned subsidiary, RenovaCare Sciences Corp. (“RenovaCare Sciences”), completed the acquisition of its flagship technologies (collectively, the “CellMistTM System”) along with the associated United States patent applications and two foreign patents, the first of which expires on August 22, 2027 and the second of which expires on April 26, 2031. One of the two US patent applications was granted to the Company on November 29, 2016 (Patent No.: US 9,505,000) and expires on or about March 3, 2035. The CellMistTM System is comprised of (a) a treatment methodology for cell isolation for the regeneration of human skin cells (the “CellMistTM Solution”) and (b) a solution sprayer device (the “SkinGunTM”) for delivering the cells to the treatment area. Based on these technologies the Company has recently filed two additional patent applications, one with the United States Patent and Trademark Office titled “Modular Device for Cell Spraying,” and one with the European Patent Office titled “Disposable Apparatus and Device with Unsterile Reusable Apparatus for Sterile Application of a Liquid.”

The Company has recently incurred net operating losses and operating cash flow deficits. As of December 31, 2016, the Company’s accumulated deficit is $11,051,584. The Company does not currently generate revenues and will continue to incur losses from operations and operating cash flow deficits in the future. Subsequent to December 31, 2016, the Company received $445,000 upon the sale of three convertible promissory notes. Management believes that the Company's cash and cash equivalent balances and other external sources of capital will be sufficient to meet the Company's cash requirements through June 2017. The Company's activities are subject to significant risks and uncertainties due to the stage of the development of the Company's cellular therapies. The future of the Company after June 2017 will depend on its ability to successfully raise capital from external sources to fund operations. If the Company is unable to obtain adequate funds, or if such funds are not available to it on acceptable terms, the Company's ability to continue its business to develop its cellular therapies will be significantly impaired and it may cause the Company to curtail operations.

The matters described above raise substantial doubt about the Company's ability to continue as a going concern within one year after the date these consolidated financial statements were issued. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern.